Balance Sheet Details	12 Months Ended
Dec. 31, 2018
Balance Sheet Related Disclosures [Abstract]
Balance Sheet Details

NOTE 7. Balance sheet details

Accrued liabilities consisted of the following as of December 31, 2018 and December 31, 2017.

	December 31,
(in thousands)	2018	2017
Accrued compensation	$974	$1,812
Refundable fees received	2,259	—
Other accrued liabilities	674	981
Total	$3,907	$2,793